Related party transactions	6 Months Ended
Jun. 30, 2026
Related party transactions
Related party transactions

26. Related party transactions

Related parties include members of the Board of Directors and the Executive Management of the Group. The following transactions were carried out with related parties:

Key management compensation

Key management compensation	For the three months		For the six months
	ended June 30,		ended June 30,
	2026	2025	2026	2025
Salaries, other short-term employee benefits and post-employment benefits	216,591	99,864	438,143	197,156
Share‑based compensation	5,654	18,910	13,980	43,428
Total	222,245	118,774	452,123	240,584

Salaries, other short-term employee benefits and post-employment benefits relate to members of the Board of Directors and Executive Management who are employed by the Group. The total compensation costs for key management increased by CHF 0.1 million and CHF 0.2 million during the three-month and six-month periods ended June 30, 2026, respectively, compared to the same periods ended June 30, 2025, primarily because our CEO has been directly remunerated by the Group since November 2025 (note 21). As of June 30, 2025 and 2026, the Group had a net payable of CHF 0.1 million to the Board of Directors and Executive Management. Share-based compensation relates to the fair value of equity incentive units recognized through profit and loss following their vesting plan.

Transactions with Neurosterix’s Group

On April 2, 2024, Addex Group divested a part of its business to Neurosterix Pharma Sàrl (note 22). As part of the transaction, Addex Group received gross proceeds of CHF 5.0 million in cash, an equity interest of 20% of Neurosterix US Holdings LLC whose fair value amounted to CHF 9.42 million and concluded a service agreement allowing Key Members of Addex staff transferred to Neurosterix Pharma Sàrl, including the Chief Executive Officer to support the activities of the Addex Group at zero cost until December 31, 2024. As of January 1, 2025, the agreement was not formally renewed. However, Neurosterix agreed to provide the Group with access to certain employees and infrastructure at zero cost (note 10). The fair value of the service agreement amounted to CHF 9,948 and CHF 17,639, respectively for the three-month and six-month periods ended June 30, 2026 (CHF 34,505 and CHF 105,560 for the three-month and the six-month periods ended June 30, 2025). As of June 30, 2026, the Group owed CHF 47,461 to Neurosterix Pharma Sàrl.